Events after the balance sheet date	12 Months Ended
Dec. 31, 2017
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Events after the balance sheet date

42 Events after the balance sheet date

On 10 January 2018, the Group announced it had received a binding offer from Liberty House to acquire the Group’s Aluminium Dunkerque smelter in northern France for US$500 million, subject to final adjustments. In accordance with French law, the Group will launch a consultation process with employees, relevant European works councils and other stakeholders in relation to the bid. Subject to satisfactory completion of these consultations, the Group expects to complete the sale of Aluminium Dunkerque in the second quarter of 2018. As at 31 December 2017 Rio Tinto's interest in the Aluminium Dunkerque smelter was classified as held for sale.

On 7 February 2018, the Group announced an on-market share buy-back programme of US$1.0 billion Rio Tinto plc shares; this is in addition to US$1.925 billion under the US$2.5 billion programme announced on 21 September 2017, which started on 27 December 2017.  Rio Tinto plc shares that have been bought back under these programmes during 2018 have been cancelled and announcements have been made to the relevant stock exchanges.

On 26 February 2018, the Group announced it had received a binding offer from Hydro to acquire its aluminium assets in Northern Europe for US$345 million, subject to final adjustments. The transaction includes the Group’s ISAL smelter in Iceland, its 53.3 per cent share in the Aluchemie anode plant in the Netherlands and its 50 per cent share in the Alufluor aluminium fluoride plant in Sweden.  In accordance with the applicable laws, the Group will launch a consultation process with employees, relevant European works councils and other stakeholders. Subject to satisfactory completion of these consultations and certain other conditions, the Group expects to conclude the sale in the second quarter of 2018.

Except as disclosed above, no significant events were identified after the balance sheet date.

Rio Tinto plc [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Events after the balance sheet date
Strategic Report	Governance Report	Financial Statements	Production, Reserves and Operations	Additional Information

H Contingent Liabilities

Details of contingent liabilities are included in note 31 to the Group Financial Statements.

I Events after the balance sheet date

On 7 February 2018, the Group announced an on-market share buy-back programme of US$1.0 billion Rio Tinto plc shares; this is in addition to US$1.925 billion under the US$2.5 billion programme announced on 21 September 2017 which started on 27 December 2017.  Rio Tinto plc shares that have been bought back under these programmes during 2018 have been cancelled and announcements have been made to the relevant stock exchanges.

1